Consolidated statement of profit or loss and other comprehensive income - USD ($) $ in Millions		12 Months Ended
		Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Profit or loss [abstract]
Revenue		$ 2,797	$ 2,359	$ 1,433
Cost of revenue		(1,623)	(1,499)	(1,356)
Other income		17	17	17
Sales and marketing expenses		(324)	(293)	(278)
General and administrative expenses		(512)	(550)	(646)
Research and development expenses		(410)	(421)	(465)
Net impairment losses on financial assets		(95)	(72)	(58)
Other expenses	[1]	(4)	(4)	(12)
Restructuring costs		(14)	(56)	(8)
Operating loss		(168)	(519)	(1,373)
Finance income		187	198	107
Finance costs		(106)	(99)	(166)
Net change in fair value of financial assets and liabilities			(39)	(294)
Net finance income/ (costs)		81	60	(353)
Share of loss of equity-accounted investees (net of tax)		(8)	(7)	(8)
Loss before income tax		(95)	(466)	(1,734)
Income tax expense		(63)	(19)	(6)
Loss for the year		(158)	(485)	(1,740)
Items that will not be reclassified to profit or loss:
Defined benefit plan remeasurements			2	2
Investments and put liabilities at FVOCI – net change in fair value		(19)	(24)	(3)
Items that are or may be reclassified subsequently to profit or loss:
Foreign currency translation differences – foreign operations		(2)	7	(42)
Other comprehensive loss for the year, net of tax		(21)	(15)	(43)
Total comprehensive loss for the year		(179)	(500)	(1,783)
Loss attributable to:
Owners of the Company		(105)	(434)	(1,683)
Non-controlling interests		(53)	(51)	(57)
Total comprehensive loss attributable to:
Owners of the Company		(126)	(448)	(1,729)
Non-controlling interests		$ (53)	$ (52)	$ (54)
Loss per share
Basic earnings (loss) per share (USD per share)		$ (0.03)	$ (0.11)	$ (0.44)
Diluted earnings (loss) per share (USD per share)		$ (0.03)	$ (0.11)	$ (0.44)

[1]	Excluding restructuring costs